Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2016	0	120,105,418
Beginning balance, value at Dec. 31, 2016	$ 0	$ 120,105	$ 33,730,240	$ (35,235,449)	$ (1,385,104)
Stock Issued for Cash, shares		15,633,327
Stock Issued for Cash, value		$ 15,634	2,329,366		2,345,000
Cash Offering Costs			(53,600)		(53,600)
Stock Issued for Loan Conversion, shares		4,698,060
Stock Issued for Loan Conversion, value		$ 4,698	700,011		704,709
Stock Issued for Services, shares		15,000
Stock Issued for Services, value		$ 15	2,235		2,250
Stock Issued for Services - Related Party, shares		180,000
Stock Issued for Services - Related Party, value		$ 180	26,820		27,000
Stock Issued for Director Services, shares		750,000
Stock Issued for Director Services, value		$ 750	111,750		112,500
Shares Issued for Loan Guaranty - Related Party, shares		453,857
Shares Issued for Loan Guaranty - Related Party		$ 454	67,624		68,078
Value of Warrants and Beneficial Conversion Features Related to Debt Instruments			651,251		651,251
Stock Option Expense			220,084		220,084
Net Loss				(3,041,430)	(3,041,430)
Ending balance, shares at Dec. 31, 2017	0	141,835,662
Ending balance, value at Dec. 31, 2017	$ 0	$ 141,836	37,785,781	(38,276,879)	(349,262)
Stock Issued for Cash, shares		1,933,333
Stock Issued for Cash, value		$ 1,933	288,067		290,000
Cash Offering Costs			(12,000)		(12,000)
Stock Issued for Director Services, shares		1,562,500
Stock Issued for Director Services, value		$ 1,562	235,938		237,500
Value of Warrants and Beneficial Conversion Features Related to Debt Instruments			840,291		840,291
Stock Option Expense			111,572		111,572
Net Loss				(3,598,780)	(3,598,780)
Ending balance, shares at Dec. 31, 2018		145,331,495
Ending balance, value at Dec. 31, 2018		$ 145,331	$ 39,249,649	$ (41,875,659)	$ (2,480,679)